Subsequent Events (Details)	1 Months Ended
Jul. 19, 2022
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Limited partnership, description	On July 19, 2022, Zhongtan Industrial Operation invested RMB 30 million (approximately $4,630,273) in Hangzhou Zhongtan New Energy Enterprise Management Partnership (Limited Partnership) and held 60% its equity.